Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Cost:
Cost of property, plant and equipment	$ 364,598	$ 356,108
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	213,182	210,843
Depreciated cost	151,416	145,265
Land [Member]
Cost:
Cost of property, plant and equipment	8,821	8,905
Buildings [Member]
Cost:
Cost of property, plant and equipment	148,881	144,038
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	52,615	47,987
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	2,114	1,757
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	1,250	1,750
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	165,003	157,086
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	124,484	121,044
Computer Equipment [Member]
Cost:
Cost of property, plant and equipment	28,329	33,621
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	27,117	32,485
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	247	220
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	170	152
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	9,216	9,148
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	7,546	7,425
Advances for Property and Equipment [Member]
Cost:
Cost of property, plant and equipment	$ 1,987	$ 1,333